Warrant Liability - Summary of Warrant Liability (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of Warrants, Opening Balance			13,901,859	4,933,231	4,933,231
Number of Warrants, exercised	(1,018,506)		(1,018,506)		(6,500)
Number of Warrants, expired			(135,824)
Number of Warrants, Ending Balance	21,203,411		21,203,411		13,901,859
Warrant liability, Opening Balance			$ 11,250,167	$ 17,849,460	$ 17,849,460
Warrant liability, exercised			(3,742,824)		(28,949)
Warrant liability, Foreign exchange adjustment during the period	$ (70,394)	$ 283,894	(33,769)	(651,762)	(984,462)
Warrant liability, Fair value adjustment during the period	(16,887,802)	$ (4,075,833)	(13,021,129)	$ (9,928,944)	(17,095,220)
Warrant liability, Ending Balance	$ 10,349,504		$ 10,349,504		$ 11,250,167
Issue of warrants expiring, April 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring					1,295,554
Warrant liability, expiring					$ 5,212,087
Issue of warrants expiring, August 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring					7,679,574
Warrant liability, expiring					$ 6,297,251
Issue of warrants expiring, March 21, 2024 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring			8,455,882
Warrant liability, expiring			$ 15,897,059